Offsets	Dec. 22, 2025 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Beneficient
Form or Filing Type	S-1
File Number	333-282760
Initial Filing Date	Oct. 22, 2024
Fee Offset Claimed	$ 33,195.41
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Class A common stock
Unsold Securities Associated with Fee Offset Claimed | shares
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 33,195.41
Offset Note	The Registrant previously filed a Registration Statement on Form S-1 with the Securities and Exchange Commission on October 22, 2024 (File No. 333-282760) (the “Prior Registration Statement”), that registered an aggregate of 25,401,616 shares of Class A common stock, 24,849,910 of which remain unsold (the “Unsold Securities”) (as adjusted for stock splits). The Registrant hereby confirms that the Prior Registration Statement has been terminated.
Termination / Withdrawal Statement	The Registrant previously filed a Registration Statement on Form S-1 with the Securities and Exchange Commission on October 22, 2024 (File No. 333-282760) (the “Prior Registration Statement”), that registered an aggregate of 25,401,616 shares of Class A common stock
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Beneficient
Form or Filing Type	S-1
File Number	333-282760
Filing Date	Oct. 22, 2024
Fee Paid with Fee Offset Source	$ 33,195.41
Offset Note	The Registrant expects to offset the registration fee due hereunder by an amount of fees that was previously paid with respect to the Unsold Securities covered by the Prior Registration Statement pursuant to Rule 457(p) under the Securities Act. The fee previously paid for the Unsold Securities covered by the Prior Registration Statement was pursuant to Rule 457(p) under the Securities Act, and the Registrant hereby offsets the total registration fee due under this Registration Statement of $39,270.47 from the fees previously paid in connection with the Unsold Securities covered by the Prior Registration Statement. Accordingly, a registration fee of $6,075.06 is being paid in connection with the filing of this Registration Statement.